Associates and joint ventures accounted for using the equity method (Tables)	12 Months Ended
Mar. 31, 2019
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Summary of Carrying Amount of Investment to Associates and Joint Ventures

The components of the carrying amount of investment in associates and joint ventures accounted for using the equity method as of March 31, 2018, and 2019 were as follows:

	(Millions of yen)

	As of March 31,
	2018	2019
Associates	4,303	3,669
Joint ventures	500	782

Total	4,803	4,451

Summary of Share of Profit (Loss) and Total Comprehensive Income (Loss) of Associates and Joint Ventures

The components of share of profit (loss) and total comprehensive income (loss) of associates and joint ventures accounted for using the equity method for the years ended March 31, 2017, 2018 and 2019 were as follows:

	(Millions of yen)

	For the year ended March 31,
	2017	2018	2019
Associates	(379)	(503)	(1,610)
Joint ventures	89	32	111

Total	(290)	(471)	(1,499)